Acquisitions - Schedule of Assets Acquired Based on Their Relative Fair Values (Detail) - USD ($) $ in Thousands	Oct. 30, 2020	Aug. 12, 2020	Apr. 05, 2019
Acquisition Of Sun Peak [Member] | Year 2020 [Member]
Asset Acquisition [Line Items]
Accounts receivable		$ 384
Other current assets		71
Property, plant and equipment		24,983
Intangible assets		716
Accounts payable		(141)
Other current liabilities		(918)
Long-term debt		(15,051)
Asset retirement obligation		(400)
Noncontrolling interest		(925)
Total cash and transaction costs paid net of cash acquired1		$ 8,719
Acquisition Of Charlotte Solar [Member] | Year 2020 [Member]
Asset Acquisition [Line Items]
Accounts receivable	$ 50
Property, plant and equipment	6,293
Intangible assets	911
Accounts payable	(12)
Deferred tax liabilities	(805)
Asset retirement obligation	(98)
Total cash and transaction costs paid net of cash acquired1	$ 6,339
Acquisition Of GSE [Member] | 2019 Acquisition [Member]
Asset Acquisition [Line Items]
Accounts receivable			$ 244
Property, plant and equipment			33,210
Intangible assets			1,851
Intangible liabilities			(5,163)
Asset retirement obligation			(178)
Total cash and transaction costs paid net of cash acquired1			$ 29,964